Fees Summary	Oct. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 660,000
Previously Paid Amount	0.00
Total Fee Amount	101.05
Total Offset Amount	0.00
Net Fee	101.05
Narrative - Max Aggregate Offering Price	$ 660,000
Final Prospectus	true